File No. 333-31644

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 383
              E-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                FIBER OPTICS FLEXPORTFOLIO SERIES
           GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
             GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
         SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
            WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  June 29, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                                  33,645 UNITS


PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, e-Infrastructure FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the development of the e-infrastructure business sector. At May 16, 2001, each Unit represented a 1/33,645 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $3.105 (see "Public Offering" in Part Two). The minimum purchase is $1,000.


       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                    e-INFRASTRUCTURE FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF May 16, 2001

                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         33,645
Fractional Undivided Interest in the Trust per Unit                   1/33,645
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $106,762
   Aggregate Value of Securities per Unit                               $3.173
   Income and Principal cash (overdraft) in the Portfolio             $(2,308)
   Income and Principal cash (overdraft) per Unit                      $(.068)
   Public Offering Price per Unit                                       $3.105
Redemption Price and Sponsor Repurchase Price per Unit                  $3.105

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
e-Infrastructure FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, e-Infrastructure FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, e-Infrastructure FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001

ASSETS

Securities, at market value (cost, $392,636) (Note 1)                $151,049
Dividends receivable                                                       11
                                                                     --------
Total Assets                                                         $151,060
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                      $182
Cash overdraft                                                          7,685
Unit redemptions payable                                                3,301
                                                                     --------
Total Liabilities                                                      11,168
                                                                     --------

Net assets, applicable to 41,356 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      392,636
   Net unrealized appreciation (depreciation) (Note 2)               (241,587)
   Distributable funds (deficit)                                      (10,703)
   Less organization and offering costs (Note 1)                         (454)
                                                                     --------
                                                                      139,892
                                                                     --------

Total Liabilities and Net Assets                                     $151,060
                                                                     ========
Net asset value per unit                                               $3.383
                                                                     ========


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                             Market
 shares            Name of Issuer of Equity Securities*                value

                   ACCESS/INFORMATION PROVIDERS - 16%
                   ----------------------------
    331            AT&T Corp                                          $7,613
    298            Qwest Communications International Inc.            11,017
    364            WorldCom, Inc. (formerly, MCI WorldCom, Inc.)       6,052
                   COMMUNICATIONS EQUIPMENT - 17%
                   ------------------------
     27(6)         Avaya Inc.                                            378
    114(1)         JDS Uniphase Corporation                            3,049
    231(6)         Lucent Technology Inc.                              2,677
    270(1)(7)      Nortel Networks Corporation                         4,992
    323            Tellabs, Inc.                                      14,071
                   COMPUTERS & PERIPHERALS - 29%
                   -----------------------
     43(5)         Agilent Technologies, Inc.                          1,548
    364            Dell Computer Corporation                           7,962
    289(1)(4)      EMC Corporation                                    11,491
    236(1)(5)      Hewlett-Packard Company                             6,809
    296(1)         Intel Corporation                                   8,455
     10(4)         McData Corporation                                    179
    357(1)         Sun Microsystems, Inc.                              7,096
                   NETWORKING PRODUCTS - 6%
                   -------------------
    250(1)         Cisco Systems, Inc.                                 5,922
    192            Copper Mountain Networks, Inc.                        786
    103(1)         Redback Networks Inc.                               3,179
                   SOFTWARE - 32%
                   --------
    185(3)         BroadVision, Inc.                                   1,341
    259(2)(7)      Check Point Software Technologies Ltd.             16,608
    214            Digital Island, Inc.                                  736
    207(1)         Exodus Communications, Inc.                         3,027


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001

Number of                                                             Market
 shares            Name of Issuer of Equity Securities*                value

    100            Inktomi Corporation                                $1,131
    129            Kana Communications, Inc.                             395
    186            Microsoft Corporation                              10,974
    461(1)         Oracle Corporation                                  8,759
    241            RealNetworks, Inc.                                  1,732
     64            VeriSign, Inc.                                      3,070
                                                                    --------
                     Total investments (total cost $392,636)        $151,049
                                                                    ========


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of a two for one stock split and a three for two stock split.

(3)   The number of shares reflects the effect of a three for one stock split.

(4) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(5) In June 2000, Hewlett-Packard Company ("HP"), one of the Trust's original holdings, spun off Agilent Technologies, Inc. ("Agilent"). Each shareholder of HP received .3814 shares of Agilent for each share of HP held.

(6)   In  September  2000,  Lucent  Technologies,  Inc.  ("Lucent"),  one of the
      Trust's  original  holdings,   spun  off  Avaya  Inc.  ("Avaya").   Each
      shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(7) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                                  Period from
                                                                 March 7, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                              February 28, 2001

Dividend income                                                     $609

Expenses
   Trustee's fees and related expenses                              (882)
   Evaluator's fees                                                 (185)
   Supervisory fees                                                 (215)
   Administrative fees                                              (114)
   Sponsor retention                                              (2,538)
                                                               ----------
   Total expenses                                                 (3,934)
                                                               ----------
     Investment income (loss) - net                               (3,325)

Net gain (loss) on investments:
   Net realized gain (loss)                                      (73,916)
   Change in net unrealized
      appreciation (depreciation)                               (241,587)
                                                               ----------
                                                                (315,503)
                                                               ----------
Net increase (decrease) in net assets
   resulting from operations                                   $(318,828)
                                                               ==========


See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                 March 7, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                              February 28, 2001

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                    $(3,325)
   Net realized gain (loss) on investments                           (73,916)
   Net unrealized appreciation (depreciation)
      on investments                                                (241,587)
                                                                    ---------
                                                                    (318,828)

Units issued (60,159 units, net of deferred organization
   and offering costs of $376)                                        525,899

Unit redemptions (33,762 units)                                      (216,688)

Distributions to unit holders:
   Investment gain (loss) - net                                             -
   Principal from investment transactions                                   -
                                                                    ---------
                                                                            -
                                                                    ---------
Total increase (decrease) in net assets                                (9,617)

Net assets:
   Beginning of period (representing 14,959 units
     at the Initial Date of Deposit)                                  149,509
                                                                    ---------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(10,703) at February 28, 2001)                        $139,892
                                                                    =========

Trust units outstanding at the end of the period                       41,356
                                                                    =========

See notes to financial statements.

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The e-Infrastructure FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the development of the e-infrastructure business sector.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Sponsor retention -

The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $454 were paid.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2001 follows:


               Unrealized depreciation                           $(241,587)
               Unrealized appreciation                                   -
                                                                 ----------
                                                                 $(241,587)
                                                                 ==========
3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                              Period from
                                                             March 7, 2000
                                                     (Initial Date of Deposit)
                                                         to February 28, 2001

Dividend income                                                $.011
Expenses                                                       (.071)
                                                              ------
     Investment income (loss) - net                            (.060)

Distributions to unit holders:
   Investment gain (loss) - net                                   -
   Principal from investment transactions                         -

Net gain (loss) on investments                                (6.552)
                                                              ------
     Total increase (decrease) in net assets                  (6.612)
Net assets:
   Beginning of the period                                     9.995
                                                              ------
   End of the period                                          $3.383
                                                              ======

                                     FT 383
                      e-INFRASTRUCTURE FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES
                                  58,451 UNITS



PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, Fiber Optics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies in fiber optics and relating industries. At May 16, 2001, each Unit represented a 1/58,451 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $2.597 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                      FIBER OPTICS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF May 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         58,451
Fractional Undivided Interest in the Trust per Unit                   1/58,451
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $152,440
   Aggregate Value of Securities per Unit                               $2.608
   Income and Principal cash (overdraft) in the Portfolio                $(667)
   Income and Principal cash (overdraft) per Unit                       $(.011)
   Public Offering Price per Unit                                       $2.597
Redemption Price and Sponsor Repurchase Price per Unit                  $2.597

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0033 per unit annually.
Trustee's Annual Fee:  $.0096 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Fiber Optics FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Fiber Optics FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Fiber Optics FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001

ASSETS

Securities, at market value (cost, $527,354)
   (Note 1)                                                          $210,658
Dividends receivable                                                        7
                                                                     --------
Total Assets                                                         $210,665
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                      $259
Cash overdraft                                                         13,301
                                                                     --------
Total Liabilities                                                      13,560
                                                                     --------

Net assets, applicable to 60,177 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      527,354
   Net unrealized appreciation (depreciation) (Note 2)               (316,696)
   Distributable funds (deficit)                                      (13,137)
   Less organization and offering costs (Note 1)                         (416)
                                                                     --------
                                                                      197,105
                                                                     --------
Total Liabilities and Net Assets                                     $210,665
                                                                     ========
Net asset value per unit                                               $3.275
                                                                     ========

See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                             Market
 shares            Name of Issuer of Equity Securities*                value

                   COMMUNICATION SERVICES - 40%
                   ----------------------
    799            Allied Riser Communications Corporation            $1,922
    491            AT&T Corp.                                         11,293
    495(5)         Global Crossing Ltd.                                8,034
    217            Level 3 Communications, Inc.                        5,493
    597(1)         Metromedia Fiber Network, Inc.                      5,672
    225            Neon Communications, Inc. (formerly, North
                   East Optic Network, Inc.)                           1,188
    422            Qwest Communications International Inc.            15,601
    305            Time Warner Telecom Inc.                           19,730
    459            Williams Communications Group, Inc.                 5,719
    522            WorldCom, Inc. (formerly, MCI WorldCom, Inc.)       8,678
                   COMMUNICATION EQUIPMENT - 21%
                   -----------------------
  1,044(1)         ADC Telecommunications, Inc.                       11,615
     37(3)         Avaya Inc.                                            518
    357(3)         Lucent Technologies Inc.                            4,138
    392(1)(5)      Nortel Networks Corporation                         7,248
    484            Tellabs, Inc.                                      21,084
                   FIBER OPTICS - 26 %
                   -------------
    509            C-COR.net Corp                                      4,581
    276(1)         CIENA Corporation                                  18,544
    362(2)         Corning Incorporated                                9,810
    173            Digital Lightwave, Inc.                             4,747
    177            Harmonic Inc.                                       1,294
    605(1) (4)     JDS Uniphase                                       16,184
                   NETWORKING PRODUCTS - 13%
                   -------------------
    362            Cisco Systems, Inc.                                 8,575
    182(1)         Juniper Networks, Inc.                             11,751
    150(1)         Redback Networks Inc.                               4,629
    144            Sycamore Networks, Inc.                             2,610
                                                                     -------

                     Total investments (total cost $527,354)        $210,658
                                                                    ========


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for one stock split.

(3) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya Inc ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(4) In February 2001, SDL, Inc. ("SDL"), one of the Trust's original holdings, was acquired by JDS Uniphase Corporation ("JDS"), also one of the Trust's original holdings. Each shareholder of SDL received 3.8 shares of JDS for each share of SDL held.

(5) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                                   Period from
                                                                 March 7, 2000
                                                              (Initial Date of
                                                                  Deposit) to
                                                             February 28, 2001

Dividend income                                                          $626

Expenses
   Trustee's fees and related expenses                                 (1,669)
   Evaluator's fees                                                      (355)
   Supervisory fees                                                      (404)
   Administrative fees                                                   (205)
   Sponsor retention                                                   (3,945)
                                                                    ----------
   Total expenses                                                      (6,578)
                                                                    ----------
     Investment income (loss) - net                                    (5,952)

Net gain (loss) on investments:
   Net realized gain (loss)                                           (95,591)
   Change in net unrealized appreciation (depreciation)              (316,696)
                                                                    ----------
                                                                     (412,287)
                                                                    ----------
Net increase (decrease) in net assets
   resulting from operations                                        $(418,239)
                                                                    ==========


See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                 March 7, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                              February 28, 2001

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                     $(5,952)
Net realized gain (loss) on investments                               (95,591)
   Net unrealized appreciation
      (depreciation) on investments                                  (316,696)
                                                                    ----------
                                                                     (418,239)

Units issued (96,178 units, net of organization
   and offering costs of $377)                                      1,052,999

Unit redemptions (51,000 units)                                      (587,570)

Distributions to unit holders:
   Investment gain (loss) - net                                             -
   Principal from investment transactions                                   -
                                                                    ----------
                                                                            -
                                                                    ----------
Total increase (decrease) in net assets                                47,190

Net assets:
   Beginning of period (representing 14,999 units
     at the Initial Date of Deposit)                                  149,915
                                                                    ----------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(13,137) at February 28, 2001)                        $197,105
                                                                    =========
Trust units outstanding at the end of the period                       60,177
                                                                    =========
See notes to financial statements.

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS

1.   Significant accounting policies

The Fiber Optics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in fiber optics and relating industries.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Sponsor retention -

The sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $416 were paid.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2001 follows:

               Unrealized depreciation                           $(316,696)
               Unrealized appreciation                                   -
                                                                 ---------
                                                                 $(316,696)
                                                                 =========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                          March 7, 2000
                                                    (Initial  Date of Deposit)
                                                       to February 28, 2001

Dividend income                                            $.007
Expenses                                                   (.078)
                                                           ------
     Investment income (loss) - net                        (.071)

Distributions to unit holders:
   Investment gain (loss) - net                                -
   Principal from investment transactions                      -

Net gain (loss) on investments                            (6.649)
                                                          ------
     Total increase (decrease) in net assets              (6.720)
Net assets:
   Beginning of the period                                 9.995
                                                          ------

   End of the period                                      $3.275
                                                          ======

                                     FT 383
                        FIBER OPTICS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
                                  94,163 UNITS



PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At May 16, 2001, each Unit represented a 1/94,163 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $4.934 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF May 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         94,163
Fractional Undivided Interest in the Trust per Unit                   1/94,163
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $468,475
   Aggregate Value of Securities per Unit                               $4.975
   Income and Principal cash (overdraft) in the Portfolio              $(3,829)
   Income and Principal cash (overdraft) per Unit                       $(.041)
   Public Offering Price per Unit                                       $4.934
   Redemption Price and Sponsor Repurchase Price per Unit               $4.934

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Genomics & Proteomics FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Genomics & Proteomics FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001

ASSETS

Securities, at market value (cost, $743,837) (Note 1)                $516,856
                                                                     --------
Total Assets                                                         $516,856
                                                                     ========

LIABILITIES AND NET ASSETS

Cash overdraft                                                        $14,834
Accrued liabilities                                                       453
Unit redemptions payable                                                2,766
                                                                     --------
Total Liabilities                                                      18,053
                                                                     --------

Net assets, applicable to 101,805 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      743,837
   Net unrealized appreciation (depreciation) (Note 2)               (226,981)
   Distributable funds (deficit)                                      (17,586)
   Less organization and offering costs (Note 1)                         (467)
                                                                     --------
                                                                      498,803
                                                                     --------

Total Liabilities and Net Assets                                     $516,856
                                                                     ========

Net asset value per unit                                               $4.900
                                                                     ========


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                         Market
 shares          Name of Issuer of Equity Securities              value

458 (2)          Abgenix, Inc.                                    $15,572
229 (1)          Affymetrix, Inc.                                  13,121
536              Amgen, Inc.                                       38,626
299              Biogen, Inc.                                      21,397
712 (1)          COR Therapeutics, Inc.                            24,475
139              Celera Cenomics Group                              6,047
528              Chiron Corporation                                24,717
311 (1)          CuraGen Corporation                                8,650
433                 Emisphere Technologies, Inc.                   10,175
517              Enzon, Inc.                                       32,862
264              Gene Logic Inc.                                    5,297
328 (1)          Genentech, Inc.                                   17,220
509              Genome Therapeutics Corp.                          4,183
587              Genzyme Corporation (General Division)            51,620
864 (1)          Gilead Sciences, Inc.                             32,292
337 (1)          Human Genome Sciences, Inc.                       18,514
367              Hyseq, Inc.                                        4,450
623 (3)          IDEC Pharmaceuticals Corporation                  35,122
428 (1)          ImClone Systems Incorporated                      15,140
431 (3)          Immunex Corporation                               14,035
296 (1)          Incyte Pharmaceuticals, Inc.                       4,977
391              Lynx Therapeutics, Inc.                            4,044
364 (1)          Medarex, Inc.                                      9,305
473 (3)          MedImmune, Inc.                                   20,664
549 (2)          Millennium Pharmaceuticals, Inc.                  18,529
441 (1)          Myraid Genetics, Inc.                             24,420
399              Nanogen, Inc.                                      2,893
782              Neurocrine Biosciences, Inc.                      17,058
223 (1)          Protein Design Labs, Inc.                         13,965
449              Transkaryotic Therapies, Inc.                      7,486
                                                                 --------
                   Total investments (total cost $743,837)       $516,856
                                                                 ========

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001



(1)   The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of two, two for one stock splits

(3)   The number of shares reflects the effect of a three for one stock split.


See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                                  Period from
                                                                March 7, 2000
                                                              (Initial Date of
                                                                Deposit) to
                                                             February 28, 2001

Dividend income                                                       $     -

Expenses
   Trustee's fees and related expenses                                 (2,208)
   Sponsor retention                                                   (6,255)
   Evaluator's fees                                                      (529)
   Supervisory fees                                                      (606)
   Administrative fees                                                   (315)
                                                                     --------
   Total expenses                                                      (9,913)
                                                                     --------
     Investment income (loss) - net                                    (9,913)

Net gain (loss) on investments:
   Net realized gain (loss)                                          (144,575)
   Change in net unrealized
      appreciation (depreciation)                                    (226,981)
                                                                     --------
                                                                     (371,556)
                                                                     --------
Net increase (decrease) in net assets
   resulting from operations                                        $(381,469)
                                                                    ==========


See notes to financial statements.

                                     FT 383
                  GENOMICS &PROTEOMICS FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 March 7, 2000
                                                               (Initial Date of
                                                                 Deposit) to
                                                              February 28, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                     $(9,913)
Net realized gain (loss) on investments                              (144,575)
Net unrealized appreciation (depreciation) on investments            (226,981)
                                                                     ---------
                                                                     (381,469)

Units issued (160,143 units, net of organization
   and offering costs of $389)                                      1,359,079

Unit redemptions (73,335 units)                                      (628,704)

Distributions to unit holders:
   Investment gain (loss) - net                                             -
   Principal from investment transactions                                   -
                                                                      ---------
                                                                            -
                                                                      ---------
Total increase (decrease) in net assets                               348,906

Net assets:
   Beginning of period (representing 14,997 units
     at Initial Date of Deposit)                                      149,897
                                                                      ---------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(17,586) at February 28, 2001)                        $498,803
                                                                     ========
Trust units outstanding at the end of the period                      101,805
                                                                     ========

See notes to financial statements.

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 383, Genomics & Proteomics FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor Retention -

The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.0015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $467 were paid.


2.    Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2001 follows:


               Unrealized appreciation                             $40,934
               Unrealized depreciation                            (267,915)
                                                                 ----------
                                                                 $(226,981)
                                                                 ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                           Period from
                                                          March 7, 2000
                                                     (Initial Date of Deposit)
                                                       to February 28, 2001

Dividend income                                                $  -
Expenses                                                       (.072)
                                                              ------
     Investment income (loss) - net                            (.072)

Distributions to unit holders:
   Investment gain (loss) - net                                   -
   Principal from investment transactions                         -

Net gain (loss) on investments                                (5.023)
                                                              ------
     Total increase (decrease) in net assets                  (5.095)
Net assets:
   Beginning of the period                                     9.995
                                                              ------
   End of the period                                          $4.900
                                                              ======

                                     FT 383
                  GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
                                  49,564 UNITS


PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, Global Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. At May 16, 2001, each Unit represented a 1/49,564 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $5.079 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                    GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2001

                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         49,564
Fractional Undivided Interest in the Trust per Unit                   1/49,564
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $257,183
   Aggregate Value of Securities per Unit                               $5.189
   Income and Principal cash (overdraft) in the Portfolio              $(5,431)
   Income and Principal cash (overdraft) per Unit                       $(.110)
   Public Offering Price per Unit                                       $5.079
Redemption Price and Sponsor Repurchase Price per Unit                  $5.079

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Global Technology FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Global Technology FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Global Technology FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001

ASSETS

Securities, at market value (cost, $494,519) (Note 1)                $270,166
Dividends receivable                                                       87
Receivable from investment transactions                                11,154
                                                                     --------
Total Assets                                                         $281,407
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $  213
Cash overdraft                                                         22,101
Unit redemptions payable                                                4,303
                                                                     --------
Total Liabilities                                                      26,617
                                                                     --------

Net assets, applicable to 50,943 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      494,519
   Net unrealized appreciation (depreciation) (Note 2)               (224,353)
   Distributable funds (deficit)                                      (15,021)
   Less organization and offering costs (Note 1)                         (355)
                                                                     --------
                                                                      254,790
                                                                     --------

Total Liabilities and Net Assets                                     $281,407
                                                                     ========

Net asset value per unit                                               $5.001
                                                                     ========


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                          Market
 shares        Name of Issuer of Equity Securities*                value

               COMMUNICATIONS EQUIPMENT (19%)
               ------------------------
 23(6)         Avaya Inc.                                           $322
264(1)         Cisco Systems, Inc.                                 6,254
678(2)         L.M. Ericsson AB (ADR)                              5,614
120(1)         JDS Uniphase Corporation                            3,210
244(6)         Lucent Technologies Inc.                            2,828
305(2)         Nokia Oy (ADR)                                      6,710
289(1)(9)      Nortel Networks Corporation                         5,344
131            QUALCOMM Incorporated                               7,180
338            Tellabs, Inc.                                      14,724
               COMPUTERS & PERIPHERALS (25%)
               -----------------------
 43(4)         Agilent Technologies, Inc.                          1,548
370            Dell Computer Corporation                           8,094
302(1)(3)      EMC Corporation                                    12,007
235(1)(4)      Hewlett-Packard Company                             6,780
178            International Business Machines Corporation        17,782
 11(3)         McData Corporation                                    197
535(1)         Solectron Corporation                              14,579
370(1)         Sun Microsystems, Inc.                              7,354
               COMPUTER SOFTWARE & SERVICES (21%)
               ----------------------------
361            BMC Software, Inc.                                 10,875
254(1)(8)(9)   Check Point Software Technologies Ltd.             16,288
190            Microsoft Corporation                              11,210
472(1)         Oracle Corporation                                  8,968
219            SAP AG (ADR)                                        8,473
               ELECTRONICS (13%)
               -----------
458            Canon Inc. (ADR)                                   15,009
 95            Kyocera Corporation (ADR)                           8,593
339(2)(5)(9)   Koninklijke (Royal) Philips Electronics N.V.       11,065
               SEMICONDUCTOR EQUIPMENT (10%)
               -----------------------
362(7)(9)      ASM Lithography Holding N.V.                        7,670
186(1)         Applied Materials, Inc.                             7,858
272            Novellus Systems, Inc.                             10,506

* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001

Number of                                                          Market
shares         Name of Issuer of Equity Securities*                value

               SEMICONDUCTORS (12%)
               --------------
371(1)         Altera Corporation                                 $8,579
303(1)         Intel Corporation                                   8,654
 75            PMC-Sierra, Inc.                                    2,512
254(7) (9)     STMicroelectronics NV                               7,971
183(1)         Texas Instruments, Inc.                             5,408
                                                                --------
                     Total investments (total cost $494,519)    $270,166
                                                                ========


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a four for one stock split.

(3) In February 2001, EMC Corporation ("EMC") spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(4) In June 2000, Hewlett-Packard Company ("HP") spun off Agilent Technologies, Inc. ("Agilent"). Each shareholder of HP received .3814 shares of Agilent for each share of HP held.

(5) The number of shares reflects the effect of a 97 to 100 reverse stock split.

(6) In September 2000, Lucent Technologies, Inc. ("Lucent") spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(7)   The number of shares reflects the effect of a three for one stock split.

(8)   The number of shares reflects the effect of a three for two stock split.

(9) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                             Period from
                                                           March 7, 2000
                                                         (Initial Date of
                                                             Deposit) to
                                                         February 28, 2001

Dividend income                                               $1,191

Expenses
   Trustee's fees and related expenses                          (935)
   Evaluator's fees                                             (197)
   Supervisory fees                                             (231)
   Administrative fees                                          (125)
   Sponsor Retention                                          (2,532)
                                                            --------
   Total expenses                                             (4,020)
                                                            --------
     Investment income (loss) - net                           (2,829)

Net gain (loss) on investments:
   Net realized gain (loss)                                  (22,508)
   Change in net unrealized
      appreciation (depreciation)                           (224,353)
                                                            --------
                                                            (246,861)
                                                            --------
Net increase (decrease) in net assets
   resulting from operations                               $(249,690)
                                                           ==========


See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  March 7,2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                              February 28, 2001

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                     $(2,829)
   Net realized gain (loss) on investments                            (22,508)
   Net unrealized appreciation (depreciation) on investments         (224,353)
                                                                     ---------
                                                                     (249,690)

Units issued (73,335 units, net of deferred
   sales charges of $0 and net of organization
   and offering costs of $277)                                        607,018

Unit redemptions (37,399 units)                                      (252,530)

Distributions to unit holders:
   Investment gain (loss) - net                                             -
   Principal from investment transactions                                   -
                                                                     --------
                                                                            -
                                                                     --------
Total increase (decrease) in net assets                               104,798

Net assets:
   Beginning of period (representing 15,007 units
     at Initial Date of Deposit)                                      149,992
                                                                     --------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(15,021) at February 28, 2001)                        $254,790
                                                                     =========

Trust units outstanding at the end of the period                       50,943
                                                                     =========

See notes to financial statements.

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The FT 383, Global Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Sponsor retention -

The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $355 were paid.

2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at January 31, 2001 follows:


               Unrealized depreciation                           $(224,353)
               Unrealized appreciation                                   -
                                                                  --------
                                                                 $(224,353)
                                                                  =========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                           March 7, 2000
                                                     (Initial Date of Deposit)
                                                        to February 28, 2001

Dividend income                                              $.021
Expenses                                                     (.070)
                                                             ------
     Investment income (loss) - net                          (.049)

Distributions to unit holders:
   Investment gain (loss) - net                                  -
   Principal from investment transactions                        -

Net gain (loss) on investments                              (4.945)
                                                            ------
     Total increase (decrease) in net assets                (4.994)
Net assets:
   Beginning of the period                                   9.995
                                                            ------

   End of the period                                        $5.001
                                                            =======

                                     FT 383
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
                                  18,025 UNITS



PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management. At May 16, 2001, each Unit represented a 1/18,025 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $3.957 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         18,025
Fractional Undivided Interest in the Trust per Unit                   1/18,025
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $72,229
   Aggregate Value of Securities per Unit                               $4.007
   Income and Principal cash (overdraft) in the Portfolio               $(904)
   Income and Principal cash (overdraft) per Unit                      $(.050)
   Public Offering Price per Unit                                       $3.957
Redemption Price and Sponsor Repurchase Price per Unit                  $3.957

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
Software Innovations 2000 FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, Software Innovations 2000 FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001


ASSETS

Securities, at market value (cost, $195,700)
   (Note 1)                                                          $115,766
                                                                     --------
Total Assets                                                         $115,766
                                                                     ========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $  111
Cash overdraft                                                          5,962
                                                                     --------
Total Liabilities                                                       6,073
                                                                     --------


Net assets, applicable to 25,950 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      195,700
   Net unrealized appreciation (depreciation) (Note 2)                (79,934)
   Distributable funds (deficit)                                       (5,673)
   Less organization and offering costs (Note 1)                         (400)
                                                                     --------
                                                                      109,693
                                                                     --------

Total Liabilities and Net Assets                                     $115,766
                                                                     ========

Net asset value per unit                                               $4.227
                                                                     ========

See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                          Market
 shares        Name of Issuer of Equity Securities*                value

               APPLICATION SOFTWARE - 38%
               --------------------
246(1)         Adobe Systems Incorporated                         $7,150
118            Amdocs Limited                                      7,671
 86(1)         Comverse Technology, Inc.                           6,445
115            Microsoft Corporation                               6,785
 71            Openwave Systems (formerly, Phone.com, Inc.)        2,616
314(3)         Paychex, Inc.                                      12,541
146            RealNetworks, Inc.                                  1,049
               COMPUTER DATA SECURITY SOFTWARE - 11%
               -------------------------------
162(1)(3)(4)   Check Point Software Technologies Ltd.             10,388
 43            VeriSign, Inc.                                      2,063
               e-BUSINESS SOFTWARE - 13%
               -------------------
 68(1)         Ariba, Inc.                                         1,122
158(1)         BEA Systems, Inc.                                   6,063
118(2)         BroadVision, Inc.                                     856
 87(1)         Commerce One, Inc.                                  1,517
101            Digital Island, Inc.                                  347
 57            FreeMarkets, Inc.                                   1,047
163            Peregrine Systems, Inc.                             4,014
               ENTERPRISE SOFTWARE - 38%
               -------------------
213            BMC Software, Inc.                                  6,417
 90            Citrix Systems, Inc.                                2,340
327(1)(4)      Cognos, Inc.                                        6,888
497            Compuware Corporation                               5,126
118(1)         i2 Technologies, Inc.                               3,171
281(1)         Oracle Corporation                                  5,339
130            SAP AG (ADR)                                        5,030
142(1)         Siebel Systems, Inc.                                5,431
 67            VERITAS Software Corporation                        4,350
                                                                --------
                     Total investments (total cost $195,700)    $115,766
                                                                ========


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for one stock split.

(3)   The number of shares reflects the effect of a three for two stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                                  Period from
                                                                 March 7, 2000
                                                              (Initial Date of
                                                                 Deposit) to
                                                             February 28, 2001

Dividend income                                                          $151

Expenses
   Trustee's fees and related expenses                                 (1,026)
   Evaluator's fees                                                      (202)
   Supervisory fees                                                      (205)
   Administrative fees                                                   (113)
   Sponsor retention                                                   (1,502)
                                                                     ---------
   Total expenses                                                      (3,048)
                                                                     ---------
     Investment income (loss) - net                                    (2,897)

Net gain (loss) on investments:
   Net realized gain (loss)                                           (83,959)
   Change in net unrealized appreciation (depreciation)               (79,934)
                                                                     ---------
                                                                     (163,893)
                                                                     ---------
Net increase (decrease) in net assets
   resulting from operations                                        $(166,790)
                                                                    ==========


See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                 March 7, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                              February 28, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                      $(2,897)
   Net realized gain (loss) on investments                             (83,959)
   Net unrealized appreciation (depreciation) on investments           (79,934)
                                                                      --------
                                                                      (166,790)

Units issued (32,513 units, net of organization
   and offering costs of $322)                                        541,474

Unit redemptions (21,548 units)                                      (414,767)

Distributions to unit holders:
   Investment gain (loss) - net                                             -
   Principal from investment transactions                                   -
                                                                      --------
                                                                            -
                                                                      --------
Total increase (decrease) in net assets                               (40,083)

Net assets:
   Beginning of period (representing 14,985 units
     at the Initial Date of Deposit)                                  149,776
                                                                      --------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(5,673) at February 28, 2001)                         $109,693
                                                                     ========

Trust units outstanding at the end of the period                       25,950
                                                                     ========

See notes to financial statements.

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS

1.   Significant accounting policies

The FT 383, Software Innovations 2000 FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Sponsor retention -

The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $400 were paid.


2.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2001 follows:


               Unrealized appreciation                              $2,295
               Unrealized depreciation                             (82,229)
                                                                   -------
                                                                  $(79,934)
                                                                   ========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                           Period from
                                                         March 7, 2000
                                                    (Initial  Date of Deposit)
                                                      to February 28, 2001

Dividend income                                            $.004
Expenses                                                   (.089)
                                                           -----
     Investment income (loss) - net                        (.085)

Distributions to unit holders:
   Investment gain (loss) - net                               -
   Principal from investment transactions                     -

Net gain (loss) on investments                            (5.683)
                                                          -------
     Total increase (decrease) in net assets              (5.768)

Net assets:
   Beginning of the period                                 9.995
                                                          -------

   End of the period                                      $4.227
                                                          ======

                                     FT 383
                SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                                  76,964 UNITS


PROSPECTUS
Part One
Dated June 29, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 383, World Wide Wireless FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communication. At May 16, 2001, each Unit represented a 1/76,964 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2001, the Public Offering Price per Unit was $3.70 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         76,964
Fractional Undivided Interest in the Trust per Unit                   1/76,964
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $286,170
   Aggregate Value of Securities per Unit                                $3.72
   Income and Principal cash (overdraft) in the Portfolio             $(1,575)
   Income and Principal cash (overdraft) per Unit                      $(.020)
   Public Offering Price per Unit                                        $3.70
Redemption Price and Sponsor Repurchase Price per Unit                   $3.70

Date Trust Established                                           March 7, 2000
Mandatory Termination Date                                       March 7, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 383,
World Wide Wireless FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 383, World Wide Wireless FlexPortfolio Series (the "Trust"), including the schedule of investments, at February 28, 2001, and the related statements of operations and of changes in net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 383, World Wide Wireless FlexPortfolio Series, at February 28, 2001, and the results of its operations and changes in its net assets for the period from March 7, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 15, 2001

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2001


ASSETS

Securities, at market value (cost, $688,682) (Note 1)                $321,083
Dividends receivable                                                      116
                                                                     --------
Total Assets                                                         $321,199
                                                                     ========

LIABILITIES AND NET ASSETS

Cash overdraft                                                        $17,527
Accrued liabilities                                                       327
                                                                     --------
Total Liabilities                                                      17,854
                                                                     --------

Net assets, applicable to 80,688 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      688,682
   Net unrealized appreciation (depreciation) (Note 2)               (367,599)
   Distributable funds (deficit)                                      (17,298)
   Less organization and offering costs (Note 1)                         (440)
                                                                     --------
                                                                      303,345
                                                                     --------

Total Liabilities and Net Assets                                     $321,199
                                                                     ========

Net asset value per unit                                               $3.759
                                                                     ========

See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2001

Number of                                                            Market
 shares          Name of Issuer of Equity Securities*                value

                 COMMUNICATIONS SERVICES (DOMESTIC) - 29%
                 ---------------------------------
  528            AT&T Corp                                         $12,144
  437(1)         Nextel Communications, Inc. (Class A)              10,516
  189            OpenWave Systems, Inc. (formerly, Phone.com, Inc.)  6,964
  501            Sprint Corp. (PCS Group)                           12,615
  434            United States Cellular Corporation                 25,728
  503            Verizon Communications, Inc.
                    (formerly, Bell Atlantic Corporation)           24,898
                 COMMUNICATIONS SERVICES (INTERNATIONAL) - 37%
                 --------------------------------------
  407            Cable & Wireless Plc (ADR)                         13,508
  574(2)         China Mobile (Hong Kong) Limited (ADR)
                   (formerly, China Telecom (Hong Kong) Limited)    15,297
  290            Deutsche Telekom AG (ADR)                           7,125
  400(6)         Millicom International Cellular S.A.                9,950
  150            NTT Mobile Communications Network, Inc. (ADR)      12,981
  576            SK Telecom Co. Ltd. (ADR)                          11,226
  318            Sonera Oy (ADR)                                     3,498
  164            Telecom Italia SpA (ADR)                           17,105
  312(5)         Telefonica S.A. (ADR)                              15,834
  467            Vodafone Group Plc (ADR)
                    (formerly, Vodafone AirTouch Plc)               12,754
                 COMMUNICATIONS EQUIPMENT - 34%
                 ------------------------
   32(4)         Avaya Inc.                                            448
  245(1)         Comverse Technology, Inc.                          18,360
  286            Conexant Systems, Inc.                              3,503
1,061(2)         LM Ericsson AB (ADR)                                8,786
  191            Harmonic Inc.                                       1,397
  672(1)         Kopin Corporation                                   4,746
  382(4)         Lucent Technologies Inc.                            4,427
  481(3)         Motorola, Inc.                                      7,297
  496(2)         Nokia Oy (ADR)                                     10,912


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001

Number of                                                          Market
 shares        Name of Issuer of Equity Securities*                value

446(1) (6)     Nortel Networks Corporation                        $8,247
563(3)         Powerwave Technologies, Inc.                        8,806
219            QUALCOMM Incorporated                              12,004
343(1)         RF Micro Devices, Inc.                              3,816
190            Research in Motion Limited                          7,351
486(1)         TriQuint Semiconductor, Inc.                        8,840
                                                                --------
                     Total investments  (total cost $688,682)   $321,083
                                                                ========


* Percentages reported are calculated based on total market value of investments.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2001


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a four for one stock split.

(3)   The number of shares reflects the effect of a three for one stock split.

(4)   In  September  2000,  Lucent  Technologies,  Inc.  ("Lucent"),  one of the
      Trust's  original  holdings,   spun  off  Avaya  Inc.  ("Avaya").   Each
      shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(5)   The number of shares reflects the effect of a 2% stock dividend.

(6) This security represents the common stock of a foreign company which trades on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                             STATEMENT OF OPERATIONS


                                                                Period from
                                                              March 7, 2000
                                                           (Initial Date of
                                                                Deposit) to
                                                           February 28, 2001

Dividend income                                                $3,111

Expenses
   Trustee's fees and related expenses                         (1,957)
   Evaluator's fees                                              (483)
Supervisory fees                                                 (560)
Administrative fees                                              (279)
   Sponsor retention                                           (4,262)
                                                             --------
   Total expenses                                              (7,541)
                                                             --------
     Investment income (loss) - net                            (4,430)


Net gain (loss) on investments:
   Net realized gain (loss)                                  (116,459)
   Change in net unrealized
      appreciation (depreciation)                            (367,599)
                                                             --------
                                                             (484,058)
                                                             --------

Net increase (decrease) in net assets
   resulting from operations                                $(488,488)
                                                            ==========


See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                Period from
                                                              March 7, 2000
                                                           (Initial Date of
                                                                Deposit) to
                                                           February 28, 2001

Net increase in net assets resulting
      from operations:
   Investment income - net                                      $(4,430)
   Net realized gain (loss) on investments                     (116,459)
   Net unrealized appreciation
      (depreciation) on investments                            (367,599)
                                                               ---------
                                                               (488,488)

Units issued (184,540 units, net of organization
   and offering costs of $362)                                1,642,844

Unit redemptions (118,862 units)                             (1,001,037)

Distributions to unit holders:
   Investment gain (loss) - net                                       -
   Principal from investment transactions                             -
                                                               ---------
                                                                      -
                                                               ---------
Total increase (decrease) in net assets                         153,319

Net assets:
   Beginning of period (representing 15,010 units
     at the Initial Date of Deposit)                            150,026
                                                               ---------
   End of the period (including
     distributable funds (deficit) applicable to Trust
     units of $(17,298) at February 28, 2001)                  $303,345
                                                               ========

Trust units outstanding at the end of the period                 80,688
                                                               ========

See notes to financial statements.

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS

1.   Significant accounting policies

The FT 383, World Wide Wireless FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communication.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to the Chase Manhattan Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Sponsor retention -

The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00015085 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $440 were paid.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2001 follows:


               Unrealized depreciation                           $(367,599)
               Unrealized appreciation                                   -
                                                                  --------
                                                                 $(367,599)
                                                                  =========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                            Period from
                                                          March 7, 2000
                                                     (Initial Date of Deposit)
                                                        to February 28, 2001

Dividend income                                            $.033
Expenses                                                   (.080)
                                                           -----
     Investment income (loss) - net                        (.047)

Distributions to unit holders:
   Investment gain (loss) - net                               -
   Principal from investment transactions                     -

Net gain (loss) on investments                            (6.189)
                                                          -------
     Total increase (decrease) in net assets              (6.236)
Net assets:
   Beginning of the period                                 9.995
                                                          -------

   End of the period                                      $3.759
                                                          =======

                                     FT 383
                   WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                          FLEXPORTFOLIO SERIES
                                FT SERIES

PROSPECTUS                            NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                      ONLY BE USED WITH PART ONE
Dated June 29, 2001                                       AND PART THREE

The FT Series, FlexPortfolio Series is a unit investment trust (the "FlexPortfolio Series"). The FlexPortfolio Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FlexPortfolio Series. Each series of the FlexPortfolio Series consists of one or more portfolios ("Trust(s)") which invest in common stock (the "Securities"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          4
Distribution of Units                                    5
The Sponsor's Profits                                    5
The Secondary Market                                     5
How We Purchase Units                                    5
Expenses and Charges                                     5
Tax Status                                               6
Rights of Unit Holders                                   8
Income and Capital Distributions                         8
Redeeming Your Units                                     9
Removing Securities from a Trust                        10
Amending or Terminating the Indenture                   10
Information on the Sponsor, Trustee and Evaluator       11
Other Information                                       12

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two propectus relates.

Units of the Trusts can only be purchased through registered broker/dealers who charge periodic fees as part of an alternative account relationship for providing services, including financial planning, investment advisory or asset management, or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed; or by employees, officers and directors (or their immediate family members) of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us. You may switch from one FlexPortfolio to any other FlexPortfolio series which is currently in the primary market on any business day at no additional cost. However, your broker/dealer or the Sponsor may at any time, without prior notice, place limits on the number of exchanges you can make.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trust" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts invest in common stocks of U.S. and, for certain Trusts, foreign companies. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by these issuers, may negatively impact the share prices of these Securities. We cannot predict what impact any pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain Trusts may be issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The accrued Sponsor retention (which is entirely deferred).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sponsor Retention.

The maximum Sponsor retention you will pay is entirely deferred as listed in Part One of this prospectus.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors and included a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indices, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive the Sponsor retention per Unit for each Trust as stated in Part Three "Public Offering." In maintaining a market for Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating such Trusts' registration statements. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such service in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on a Trust. Since dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of a Trust. If there is not enough cash in the Income or Capital Accounts of a Trust, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. So long as we are making a secondary market for Units, we will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Trust Status.

The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced for amounts used to pay the Trust expenses.

Your Tax Basis and Income or Loss Upon Disposition.

If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Tax Code may, however, treat certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a fractional share of a Security held by such Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional share of the Security.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Payments on some of the Securities that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

Distributions by a Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by a Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

Under the existing income tax laws of the State and City of New York, the Trusts will not be taxed as corporations, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. All Units will be held in uncertificated form.

The Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units, the Trustee will send you:

- A written initial transaction statement containing a description of your Trust;

- The number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

You may transfer or redeem your Units by submitting a written request, together with a signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units. You may be required to pay a nominal fee to the Trustee, including any government charge that may be imposed, for each transfer or redemption.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on Securities to the Income Account of a Trust. All other receipts, such as return of capital, are credited to the Capital Account of a Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions, pay the Sponsor retention or pay expenses, on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the Sponsor retention. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You will have to pay any remaining Sponsor retention payments not yet accrued on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by delivering a request for redemption to the Trustee. The redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership." No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your redemption request (if such day is a day the NYSE is open for trading). However, if your redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

The Trustee may sell Securities of a Trust to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time. As a result, your broker/dealer or the Sponsor may at any time place limits on the number of exchanges between FlexPortfolios you can make with or without prior notice. However, any limitation on your right to exchange between FlexPortfolios will have no effect on your right to redeem Units.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of Units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute the Trusts' portfolio transactions, or when acting as agent for the Trusts in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date. A Trust may be terminated earlier:

- Upon the consent of 100% of the Unit holders;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your Units. If a Trust is terminated due to this last reason, we will refund your entire Sponsor retention; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result only in the waiver of any remaining unaccrued Sponsor retention payments at the time of termination. For various reasons, including Unit holders exchanging between FlexPortfolios, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed by your "Wrap Fee" plan) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trust; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 14


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Page 15


                             FIRST TRUST(R)

                          FlexPortfolio Series
                                FT Series

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              June 29, 2001

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



                  e-Infrastructure FlexPortfolio Series

                                FT Series

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated June 29, 2001                                PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                  e-Infrastructure FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                  Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                 e-Infrastructure FlexPortfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the e-Infrastructure FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    Fiber Optics FlexPortfolio Series

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated June 29, 2001                               PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in telecommunications companies, these Trusts are considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communication companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                    Fiber Optics FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                   Fiber Optics FlexPortfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communications                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those

Page 1

applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Fiber Optics FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2

               Genomics & Proteomics FlexPortfolio Series

                                FT Series

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated June 29, 2001                                PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                           Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stocks of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

               Genomics & Proteomics FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                  Genomics & Proteomics FlexPortfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Genomics & Proteomics FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production,

Page 1

and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

Page 2


                 Global Technology FlexPortfolio Series

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated June 29, 2001                               PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                 Global Technology FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                Global Technology FlexPortfolio Series

                            The FT Series

                        Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Global Technology
FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

             Software Innovations 2000 FlexPortfolio Series

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated June 29, 2001                             PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

             Software Innovations 2000 FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

               Software Innovations 2000 FlexPortfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Software Innovations 2000 FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                World Wide Wireless FlexPortfolio Series

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated June 29, 2001                              PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in telecommunications companies, these Trusts are considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communication companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                World Wide Wireless FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                 World Wide Wireless FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 29, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communications                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the World Wide Wireless FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 383 E-INFRASTRUCTURE FLEXPORTFOLIO SERIES, FIBER OPTICS FLEXPORTFOLIO SERIES, GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES, GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES, SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES, WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 29, 2001.

                     FT 383
                     E-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                     FIBER OPTICS FLEXPORTFOLIO SERIES
                     GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
                     GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
                     SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO
                     SERIES
                     WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                                    (Registrant)
                     By    NIKE SECURITIES L.P.
                                    (Depositor)


                     By    Robert M. Porcellino
                           Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )    June 29, 2001
                        Corporation,      )
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                                S-2
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated June 15, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
June 26, 2001